Trade and Other Payables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	Successor	Successor
	As of March 31, 2025	As of March 31, 2024
	US$’000	US$’000
Trade payables	5,670	34,987
Accruals	8,544	10,589
Goods and services tax payable, net	—	906
Others	856	1,053
Total trade and other payables	15,070	47,535

Others payables, non-current	—	5,000
Total non-current payables	—	5,000